File No. 811-09435

File No. 333-82447

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 20

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 21	☒

WADDELL & REED ADVISORS FUNDS

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas	66202-4200
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Kristen A. Richards,

6300 Lamar Avenue,

Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the fiscal year ended June 30, 2010 for the Waddell & Reed Advisors Equity Funds was filed on September 8, 2010. Notice for the fiscal year ended September 30, 2010 for the Waddell & Reed Advisors Fixed Income and Money Market Funds was filed on December 17, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on the 18th day of February, 2011.

WADDELL & REED ADVISORS FUNDS

a Delaware statutory trust

(Registrant)

By /s/ Henry J. Herrmann

Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities on the 18th day of February, 2011.

Signatures	Title

/s/ David P. Gardner*	Chairman and Trustee
David P. Gardner

/s/ Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/ Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/ Michael L. Avery*	Trustee
Michael L. Avery

/s/ Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/ James M. Concannon*	Trustee
James M. Concannon

/s/ John A. Dillingham*	Trustee
John A. Dillingham

/s/ Joseph Harroz, Jr.*	Trustee
Joseph Harroz, Jr.

/s/ Robert L. Hechler*	Trustee
Robert L. Hechler

/s/ Albert W. Herman*	Trustee
Albert W. Herman

/s/ Glendon E. Johnson*	Trustee
Glendon E. Johnson

/s/ Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/ Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

*By:	/s/ Kristen A. Richards
Kristen A. Richards
Attorney-in-Fact

ATTEST:	/s/ Mara Herrington
Mara Herrington
Secretary

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase